Corporate Bonds Issuance - Additional Information (Detail) - USD ($)		12 Months Ended
	Apr. 30, 2022	Dec. 31, 2021	Apr. 09, 2021
Disclosure of corporate bond liabilities [line items]
Corporate bond face value			$ 2,413,000,000
Corporate bond fixed rate		6.643%
Class E non-subordinated corporate bonds [Member]
Disclosure of corporate bond liabilities [line items]
Corporate bond fixed rate	0.00%
Class E non-subordinated corporate bonds [Member] | Minimum Average Term [member]
Disclosure of corporate bond liabilities [line items]
Original value	$ 15,000,000,000
Class E non-subordinated corporate bonds [Member] | Maximum Average Term [member]
Disclosure of corporate bond liabilities [line items]
Original value	$ 20,000,000,000